16. Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
16.	Commitments and Contingencies

In the normal course of business, the Company is party to a variety of agreements pursuant to which it may be obligated to indemnify the other party. It is not possible to predict the maximum potential amount of future payments under these types of agreements due to the conditional nature of the Company’s obligations and the unique facts and circumstances involved in each particular agreement. Historically, payments made by the Company under these types of agreements have not had a material effect on its business, results of operations or financial condition.

Viking has also entered into a royalty agreement with a medical device company. The royalty agreement requires payments of 4% of the Company’s sales related to the products that use the licensed intellectual property. As of December 31, 2011 and 2010, Viking had accrued royalties related to this agreement of approximately $37,000. Viking did not pay any royalties under this agreement during 2011 and 2010.